Derivatives (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Summary of Aggregate Notional Amount of Outstanding Forward Contracts

As of December 31, 2015 and December 31, 2016, the aggregate notional amount of the Company’s outstanding forward contracts was as follows (in thousands):

Derivatives not designated as hedging instruments	December 31, 2015	December 31, 2016
Foreign currency contracts	$148,978	$-

Summary of Derivative Assets and Derivative Liabilities on Consolidated Balance Sheets on Net Basis

The Company’s policy is to present its derivative assets and derivative liabilities on the consolidated balance sheets on a net basis.

	Net amount	Gross amounts
	recognized in the	offset in the
As of December 31, 2015	consolidated	consolidated
(in thousands)	balance sheets	balance sheets	Gross amount
Liabilities:
Foreign currency contracts	$10,702	$-	$10,702
Total liabilities	$10,702	$-	$10,702

There were no forward contracts outstanding as of December 31, 2016.